Shareholder’s Equity	6 Months Ended
Jun. 30, 2025
Shareholder’s Equity [Abstract]
SHAREHOLDER'S EQUITY

10. SHAREHOLDER’S EQUITY

Ordinary shares

The Company’s authorized share capital is $50,000, divided into 500,000,000 ordinary shares consisting of 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value $0.0001 per share. On March 23, 2023, the Company had 4,332,000 Class A ordinary shares and 7,668,000 Class B ordinary shares, issued and outstanding, respectively. On September 6, 2024, the Company consummated the initial public offering of 2,250,000 Class A ordinary shares. On May 12, 2025, the Company issued 2,800,000 Class A ordinary shares under its 2025 Equity Incentive Plan. As of June 30, 2025, the Company had 9,382,000 Class A ordinary shares and 7,668,000 Class B ordinary shares, issued and outstanding, respectively. Holders of Class A ordinary shares and Class B ordinary shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights, except each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes. The Class A ordinary shares are not convertible into shares of any other class. Upon any direct or indirect sale, transfer, assignment or disposition, the Class B ordinary shares will be automatically and immediately convertible into Class A ordinary shares on a one-to-one basis.

Statutory reserves

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve as determined pursuant to PRC statutory laws amounted to approximately $89,685 and $89,685 as of December 31, 2024 and June 30, 2025, respectively.

Share-based compensation

Grants and vesting:

On May 12, 2025, the Company granted and vested an aggregate of 1,800,000 of Class A ordinary shares to several service providers under its 2025 Equity Incentive Plan (the “First Grant”). Under the First Grant, the service providers are subject to provide services to the Company as independent consultants for a period of 24 months, commencing on May 12, 2025.

On May 12, 2025, the Company granted and vested an aggregate of 1,000,000 of Class A ordinary shares to several service providers under its 2025 Equity Incentive Plan (the “Second Grant”). Under the Second Grant, the service providers are subject to provide services to the Company as independent consultants for a period of 24 months, commencing on December 1, 2025. As for the six months ended June 30, 2025, the service period for the Second Grant had not yet commenced, and the company recognized no expenses.

The following table summarizes non-vested share activity during the six months ended June 30, 2025:

	Number of shares	Weighted average grant date fair value
Outstanding as of January 1, 2025	—	$—
Granted	2,800,000	4.755
Vested	(2,800,000)	4.755
Outstanding as of June 30, 2025	—	$—

For the six months ended June 30, 2024 and 2025, the Company recognized nil and $586,233 of share-based compensation expense, respectively, which are included in general and administrative expenses on the unaudited interim condensed consolidated statements of operations and comprehensive loss.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Beijing Feitian only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying unaudited interim condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Beijing Feitian. The Company is required to set aside at least 10% of its after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of December 31, 2024 and June 30, 2025, the Company had net assets restricted in the aggregate, which included additional paid-in capital and the statutory reserve of the Company’s PRC subsidiary that are included in the Company’s consolidated net assets, of approximately $458,016 and $709,286, respectively.